Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments by Category [Abstract]
Summary of Detailed Information of Category of Financial Instruments

The detail information of financial instruments by category during the years ended December 31, 2020 and 2021 is as below:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Assets as per statement of financial position
Financial asset measured at fair value through profit or loss:
—Financial asset at fair value through profit or loss	—	5,000
Financial asset measured at amortized costs:
Financial asset
—Trade receivables	4,824	38,456
—Other receivables, prepayments and deposits (excluding prepayments to suppliers and prepaid expenses)	24,126	29,493
—Cash and cash equivalents	3,665	8,489
Total	32,615	81,438

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Liabilities as per statement of financial position
Financial liabilities measured at amortized cost:
— Trade payables	4,320	16,872
— Other payables and accruals (excluding employee benefit payables and taxes payables)	10,132	35,774
— Lease liabilities	17,836	19,633
Total	32,288	72,279